PROMISSORY NOTES RECEIVABLE (Detail Textuals)			6 Months Ended	12 Months Ended
	Jun. 12, 2017 USD ($)	Jun. 07, 2017 USD ($)	Dec. 31, 2017 USD ($) Promissory_Note	Jun. 30, 2017 USD ($) Note	Dec. 14, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Promissory notes receivable			$ 350,000	$ 400,000
Principal amount of promissory note receivable			$ 12,000
Interest receivable				5,159
Number of notes receivable | Promissory_Note			2
Interest income			$ 4,841	$ 5,159
Number of promissory note receivable | Note				2
Cash paid for interest			10,000
Promissory note agreement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Promissory note receivable gross			$ 350,000		$ 450,000
Third Party One
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of promissory note		2.50%
Principal amount of promissory note receivable		$ 200,000
Term of promissory note receivable		45 days
Third Party One | Promissory Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of promissory note		2.50%
Promissory notes receivable		$ 200,000
Term of promissory note receivable		45 days
Third Party Two
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of promissory note	2.50%
Principal amount of promissory note receivable	$ 200,000
Term of promissory note receivable	45 days
Third Party Two | Promissory Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of promissory note	2.50%
Promissory notes receivable	$ 200,000
Term of promissory note receivable	45 days